Management and assessment of financial risks (Tables)	12 Months Ended
Dec. 31, 2022
Management and assessment of financial risks
Schedule of material contractual obligations and periods

	Year ended				Thereafter
	December 31, 2022	2023	2024 / 2025	2026 / 2027	More than 5
Amounts in thousands of euros)	Total	Less than 1 year	1-3 years	3-5 years	years
Non-convertible bonds issued to Kreos (a)	2,685	981	1,704	—	—
Conditional advances	1,083	418	665	—	—
Lease liability	470	280	190	—	—
Convertible notes issued to Kreos(b)	1,792		1,792	—	—
Convertible notes ATLAS (c)	6,462	6,462	—	—	—
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables	2,035	2,035	—	—	—
Derivative instruments	13	13	—	—	—
Total	14,540	10,189	4,351	—	—
(a)	The contractual obligations related to non-convertible bonds issued to Kreos include the principal repayments and the 10% annual interest payments for the non-convertible bonds.
(b)	On November 19, 2021, we signed a new KREOS venture loan agreement with a €2.25 million convertible bonds issuance. The contractual obligations related to convertible notes issued to Kreos include the principal repayments and the 9.5% annual interest payments for the non-convertible bonds.
(c)	In April 2020, we signed a new convertible note financing of €24 million from ATLAS to continue the development of Sarconeos (BIO101) through the issuance of multiple convertible notes. Holders of ORNANE may request at any time to convert them during their maturity period, and at that time, we will be able to redeem the ORNANE in cash. At the end of the term, and if the ORNANE have not yet been converted or redeemed, the holder will have to convert them. We issued a first tranche of €3 million on April 29, 2020, a second tranche of €3 million on June 19, 2020, a third tranche of €3 million on August 28, 2020, a fourth and fifth tranches of €6 million on May 27, 2021, a sixth and seventh tranches of €6 million on September 20, 2021 and a eight tranche of €3 million on December 20, 2021. As of December 31, 2022, there are 228 outstanding convertible notes issued to ATLAS.